Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note 33—Supplemental Cash Flow Information

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Cash paid for interest	$157,686	$117,223	$94,116
Income taxes paid, net	$1,294	$1,116	$(6,562)
Non-cash investing activities:
Receipt of MSRs as proceeds from sales of mortgage loans	$275,092	$154,474	$121,333
Transfer of mortgage loans and advances to real estate acquired in settlement of loans	$207,431	$307,455	$364,945
Transfer of real estate acquired in settlement of mortgage loans to real estate held for investment	$21,406	$8,827	$—
Receipt of ESS pursuant to recapture agreement with PFSI	$6,603	$6,728	$7,343
Transfers of mortgage loans acquired for sale to mortgage loans at fair value	$—	$23,859	$—
Purchase of mortgage loans financed through forward purchase agreements	$—	$—	$2,828
Transfer of mortgage loans under forward purchase agreements to mortgage loans at fair value	$—	$—	$205,902
Transfer of mortgage loans under forward purchase agreements and advances to REO under forward purchase agreements	$—	$—	$9,369
Purchase of REO financed through forward purchase agreements	$—	$—	$68
Transfer of REO under forward purchase agreements to REO	$—	$—	$12,737
Non-cash financing activities:
Dividends payable	$31,655	$35,069	$45,894
Transfer of mortgage loans at fair value financed through agreements to repurchase to REO financed under agreements to repurchase	$—	$85,134	$2,731
Purchase of mortgage loans financed through forward purchase agreements	$—	$—	$2,828
Purchase of REO financed through forward purchase agreements	$—	$—	$68